Investment in Securities (Summary of Investment in Securities) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Dec. 31, 2020	Mar. 31, 2020
Schedule of Investments [Line Items]
Equity securities	[1]	¥ 537,485	¥ 492,902
Investment Funds Elected for Fair Value Option
Schedule of Investments [Line Items]
Equity securities		4,471	6,326
Variable Annuity and Variable Life Insurance Contracts
Schedule of Investments [Line Items]
Equity securities		269,056	254,853
Investment funds that are accounted for under the equity method
Schedule of Investments [Line Items]
Equity securities		¥ 81,347	¥ 70,129

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥254,853 million and ¥269,056 million as of March 31, 2020 and December 31, 2020, respectively. The amount of investment funds that are accounted for under the equity method included in equity securities were ¥70,129 million and ¥81,347 million as of March 31, 2020 and December 31, 2020, respectively. The amount of investment funds elected for the fair value option included in equity securities were ¥6,326 million and ¥4,471 million as of March 31, 2020 and December 31, 2020, respectively.